License Agreements (Details) £ in Thousands, $ in Thousands	1 Months Ended
	Mar. 31, 2018 GBP (£)	Mar. 31, 2016 USD ($) shares	Sep. 30, 2014 shares	Dec. 31, 2019 USD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 USD ($)
Schedule Of License Agreements
Accrued license fees payable	£ 500			$ 663		$ 638
UCLB
Schedule Of License Agreements
Shares issued (shares) | shares		313,971	1,497,643
Payment of upfront fees	£ 1,500	$ 300
Annual license fee payments					£ 30
UCLB | Regulatory Approval
Schedule Of License Agreements
Conditional payment					35,500
UCLB | Net Sales Levels
Schedule Of License Agreements
Conditional payment					51,000
UCLB | Product Sales
Schedule Of License Agreements
Conditional payment					18,000
UCLB | Product Sales | Minimum
Schedule Of License Agreements
Conditional payment					1,000
UCLB | Product Sales | Maximum
Schedule Of License Agreements
Conditional payment					£ 18,500